Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.4%
Communication Services - 6.3%
64,945	Alphabet, Inc. - Class C*	79,167,955
725,759	Electronic Arts, Inc.*	70,993,745
		150,161,700
Consumer Discretionary - 11.1%
269,588	Alibaba Group Holding, Ltd. ADR*	45,083,201
54,825	Amazon.com, Inc.*	95,171,266
32,114	Booking Holdings, Inc.*	63,027,258
1,099,685	TJX Companies, Inc.	61,296,442
		264,578,167
Consumer Staples - 8.1%
979,915	Brown-Forman Corp.	61,519,064
189,018	Costco Wholesale Corp.	54,457,976
386,962	Estee Lauder Companies, Inc.	76,986,090
		192,963,130
Health Care - 21.9%
515,301	Danaher Corp.	74,424,923
418,365	DexCom, Inc.*	62,436,793
286,459	Edwards Lifesciences Corp.*	62,995,199
150,549	Illumina, Inc.*	45,800,017
151,877	Intuitive Surgical, Inc.*	82,002,949
307,991	Thermo Fisher Scientific, Inc.	89,708,538
851,849	Zoetis, Inc.	106,131,867
		523,500,286
Industrials - 11.2%
800,300	BWX Technologies, Inc.	45,785,163
277,760	Cintas Corp.	74,467,456
863,492	Fortive Corp.	59,201,011
247,668	Roper Technologies, Inc.	88,318,409
		267,772,039
Information Technology - 31.2%
170,930	Adobe, Inc.*	47,219,412
646,105	Amphenol Corp.	62,349,132
489,252	Autodesk, Inc.*	72,262,520
1,651,121	Genpact, Ltd.	63,980,939
287,924	Intuit, Inc.	76,570,509
841,030	Microsoft Corp.	116,928,401
478,841	NXP Semiconductors NV	52,251,130
830,581	PayPal Holdings, Inc.*	86,039,886
446,249	salesforce.com, Inc.*	66,241,202
600,285	Visa, Inc.	103,255,023
		747,098,154
Materials - 3.6%
158,259	Sherwin-Williams Co.	87,021,876
Total Common Stocks (Cost $1,192,885,027)		2,233,095,352

Real Estate Investment Trusts - 4.1%
409,513	SBA Communications Corp.*	98,754,060
Total Real Estate Investment Trusts (Cost $41,070,486)		98,754,060

Short-Term Investments - 2.4%
Money Market Funds - 2.4%
56,901,985	First American Government Obligations Fund - Class Z, 1.83%#	56,901,985
Total Short-Term Investments (Cost $56,901,985)		56,901,985
Total Investments - 99.9% (Cost $1,290,857,498)		2,388,751,397
Other Assets in Excess of Liabilities - 0.1%		2,332,783
NET ASSETS - 100.0%		$2,391,084,180

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.